Related Party Transactions - Net income (expense) from related parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction
Operating expenses from other related parties	$ 196	$ 180	$ 462	$ 367
Total income (expenses)	(904)	(5,313)	(747)	(8,718)
KNOT Management
Related Party Transaction
Administration fee	303	360	605	719
KOAS
Related Party Transaction
Administration fee	147	173	298	368
KOAS UK
Related Party Transaction
Administration fee	20	19	41	38
KNOT.
Related Party Transaction
Time charter income from KNOT	7,607	2,717	13,923	5,417
Vessel operating expenses	4,960	5,053	7,753	8,153
Voyage expenses and commissions	6		70
Technical and operational management fee from KNOT to Vessels	2,864	2,230	5,407	4,460
Administration fee	$ 15	$ 15	$ 34	$ 30